SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

VANDERBILT MORTGAGE AND FINANCE, INC.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): January 18, 2024

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0000816512

Kelly Dake (865) 380-3000 Ext. 2175

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

1

Vanderbilt Mortgage and Finance, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. Vanderbilt Mortgage and Finance, Inc. is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). Vanderbilt Mortgage and Finance, Inc. has no repurchase activity to report for the annual reporting period except for the specific GNMA MBS issuance(s) described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule l5Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, Vanderbilt Mortgage and Finance, Inc. provides the tabular disclosures below with respect to the specific GNMA MBS issuance(s) (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-I5G.

Name of Issuing Entity (1) (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Orginator (2) # $ (%) (d) (e) (f)	Assets That Were Subject of Demand (3) # $ (%) (g) (h) (i)	Assets That Were Repurchased or Replaced (3) # $ (%) (j) (k) (l)	Assets Pending Repurchase or Replacement (within cure period) # $ (%) (m) (n) (o)	Demand in Dispute # $ (%) (p) (q) (r)	Demand Withdrawn # $ (%) (s) (t) (u)	Demand Rejected # $ (%) (v) (w) (x)
GNMA - I Pool # 558955		Vanderbilt Mortgage and Finance, Inc.	247 / 10,355,700.04 / 100%	1 / 21,413.44 / 0.21%	1 / 21,413.44 / 0.21%	0 0 0	0 0 0	0 0 0	0 0 0
Total (4)		Vanderbilt Mortgage and Finance, Inc.	247 / 10,355,770.04 / 100%	1 / 21,413.44 / 0.21%	1 / 21,413.44 / 0.21%	0 0 0	0 0 0	0 0 0	0 0 0

(1)

GNMA-I is the abbreviation for Ginnie Mae I Mortgage Backed Securities (Manufactured Home Loans, including Combination Loans on Manufactured Homes and Lots). The specified GNMA-I pool(s) (for which there was repurchase activity during the reporting period covered by this Form ABS- 15G) are identified by pool number.

(2)	The information reported in columns (d) through (f) is by principal balance of applicable pool assets at the time of the respective securitization.
(3)

The information reported herein describes repurchase(s) of certain assets from the applicable GNMA-I pool as required by the Ginnie Mae guidelines, regardless of whether an actual demand to repurchase such assets was ever made by Ginnie Mae. The information reported in columns (g) through (l) is for the reporting period and the respective percentages are determined using principal balance of the referenced pool assets as of the reporting period end date.

(4)	“Total” row of information only applies to the GNMA-I pool(s) referenced in column (a) for which there was repurchase activity to report for the annual reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 18, 2024	VANDERBILT MORTGAGE AND FINANCE, INC.
(Securitizer)

	By:	/s/ Kelly Dake
Name: Kelly Dake
Title: Director for Investor Reporting